Consolidated Statements Of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income	$ 1,099,390	$ 1,039,675	$ 647,154
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	262,910	250,274	220,350
Stock-based compensation	62,947	65,870	55,369
Net realized capital (gains) losses	(5,646)	(19,483)	79,417
(Gain) loss on sale of property and equipment, net	25	(228)	5
Benefit from deferred income taxes	(198,978)	(26,792)	(22,005)
Provision for doubtful accounts	18,708	19,054	5,398
Changes in operating assets and liabilities, net of effect of businesses acquired:
Receivables	(45,535)	(59,966)	(152,893)
Other assets	81,133	112,473	(100,887)
Benefits payable	246,732	16,995	412,725
Other liabilities	721,894	13,682	(170,140)
Unearned revenues	(46,233)	(9,281)	(10,280)
Other	44,497	18,853	18,107
Net cash provided by operating activities	2,241,794	1,421,582	982,310
Cash flows from investing activities
Acquisitions, net of cash acquired	(832,450)	(12,436)	(422,915)
Purchases of property and equipment	(222,302)	(185,450)	(261,572)
Proceeds from sales of property and equipment	66	1,509	6
Purchases of investment securities	(4,589,332)	(7,197,007)	(5,681,103)
Maturities of investment securities	1,749,801	1,270,525	498,650
Proceeds from sales of investment securities	2,012,494	3,951,326	4,496,929
Change in securities lending collateral	70,734	312,272	871,681
Net cash used in investing activities	(1,810,989)	(1,859,261)	(498,324)
Cash flows from financing activities
Receipts from CMS contract deposits	1,757,217	2,354,238	2,761,276
Withdrawals from CMS contract deposits	(1,994,391)	(1,860,748)	(2,572,624)
Borrowings under credit agreement	0	0	1,175,000
Repayments under credit agreement	0	(250,000)	(1,725,000)
Proceeds from issuance of senior notes	0	0	749,247
Debt issue costs	(7,777)	0	(6,696)
Proceeds from swap termination	0	0	93,008
Change in securities lending payable	(70,734)	(312,272)	(898,350)
Change in book overdraft	34,921	149,922	(44,684)
Common stock repurchases	(108,545)	(22,841)	(106,070)
Excess tax benefit from stock-based compensation	1,964	5,339	9,912
Proceeds from stock option exercises and other, net	16,089	17,206	10,965
Net cash (used in) provided by financing activities	(371,256)	80,844	(554,016)
Increase (decrease) in cash and cash equivalents	59,549	(356,835)	(70,030)
Cash and cash equivalents at beginning of year	1,613,588	1,970,423	2,040,453
Cash and cash equivalents at end of year	1,673,137	1,613,588	1,970,423
Supplemental cash flow disclosures:
Interest payments	111,848	112,532	73,813
Income tax payments, net	784,924	627,227	347,353
Details of businesses acquired in purchase transactions:
Fair value of assets acquired, net of cash acquired	1,043,455	12,436	772,811
Less: Fair value of liabilities assumed	(211,005)	0	(349,896)
Cash paid for acquired businesses, net of cash acquired	$ 832,450	$ 12,436	$ 422,915